Off-Balance Sheet Exposure	12 Months Ended
Mar. 31, 2025
Off-Balance Sheet Exposure [Abstract]
OFF-BALANCE SHEET EXPOSURE
15.	OFF-BALANCE SHEET EXPOSURE

Pursuant to agreements signed in October 2020 and January 2021, the Group has extended a credit facility of $1,000 to a new customer for 30 months expiring on April 5, 2023. The agreement and the credit facility were extended for a further 24 months based on a promissory note signed on May 30, 2023 and that the outstanding balance as of March 31, 2023 will be repaid by July 31, 2023. This credit facility is collateralized by the intellectual property rights of the customer, personal guarantees of the shareholders of the customer and 10% of the common stock of the customer.

Subsequently during the year ended March 31, 2024, the off-balance sheet credit facility was terminated with mutual consent and the credit term was changed to 30 days after invoice date. As of March 31, 2024 and 2025, the Group did not have any off-balance sheet exposure to this customer.